As filed with the Commission on May 1, 2000
                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

        Post-Effective Amendment No. 33.....................               X

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

        Amendment No. 34.....................................              X

                             BT PYRAMID MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                     Copies to: Burton M. Leibert, Esq.
One South Street                                      Willkie Farr & Gallagher
Baltimore, Maryland  21202                            787 Seventh Ave
(Name and Address of Agent                            New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On April 30, 2000, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] On June 30, 2000, pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Asset Management Portfolio has also executed this Registration Statement.

                                                       Deutsche Asset Management

                                                                     Mutual Fund
                                                                      Prospectus
                                                                   June 30, 2000


                                                                   PREMIER CLASS

ASSET MANAGEMENT
formerly BT Institutional Asset Management Fund



[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]








                                                      (Deutsche Bank Group logo)

     ASSET MANAGEMENT--PREMIER CLASS

     OVERVIEW OF ASSET MANAGEMENT

           Goal
           Core Strategy
           Investment Policies and Strategies
           Principal Risks of Investing in the Fund
           Who Should Consider Investing in the Fund
           Total Returns, After Fees and Expenses
           Annual Fund Operating Expenses

     A DETAILED LOOK AT ASSET MANAGEMENT

           Objective
           Strategy
           Principal Investments
           Investment Process
           Risks
           Management of the Fund
           Calculating the Fund's Share Price
           Performance Information
           Dividends and Distributions
           Tax Considerations
           Buying and Selling Fund Shares
           Financial Highlights

OVERVIEW
OF ASSET MANAGEMENT--PREMIER CLASS

Goal: The Fund seeks high total return with reduced risk over the long term.

Core Strategy: The Fund allocates its investments among three asset classes: stocks, bonds and short-term instruments.

INVESTMENT POLICIES AND STRATEGIES

The Fund is a feeder fund that invests all of its assets in a master portfolio with the same goal. The Fund, through the master portfolio, seeks to achieve that goal by investing in three principal asset classes--stocks, bonds and short-term instruments. The Fund's investment in each asset class fluctuates depending on the investment adviser's judgement of how to provide the most favorable return consistent with the Fund's goal.

FOOTNOTE: Asset allocation funds offer investors professional management and a convenient means of diversifying their holdings in various asset classes within a single fund. Asset allocation funds also relieve investors of the administrative burdens typically associated with purchasing and holding these instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:
o The asset allocation strategy chosen by the investment adviser could perform poorly.
o The individual stocks, bonds and short-term instruments chosen by the investment adviser could decline in value.
o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.
o A rise in interest rates could cause the fixed income markets and individual securities in the Fund's portfolio to decline in value.
o   Stock prices could decline generally.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund is designed to combine the benefits and risks of investing in stocks, bonds and short-term instruments. With the Fund, the decision of how much of your portfolio to invest among the three asset classes is left to professionals. All you decide is how long it will be until you need to access your investment.

You should consider investing in Asset Management--Premier Class if you are seeking high total return over the long term and have more than ten years until you need your investment.

There is, of course, no guarantee that the Fund will realize its goal.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on September 16, 1993 (its inception date). The table compares the Fund's average annual return with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and two other indices over the last calendar year, the last five calendar years and since the Fund's inception. An index is a model, not an actual portfolio. It is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities -- costs that are reflected in the Fund's results.

FOOTNOTE: The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Year-by-Year Returns
(each full calendar year since inception)

                                                        [bar chart]

--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
-3.22%                23.53%             16.23%             23.51%             21.51%             13.18%
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------
1994                  1995               1996               1997               1998               1999
--------------------- ------------------ ------------------ ------------------ ------------------ ------------------


The Fund's return for the period January 1, 2000 to March 31, 2000 was ____%. During the period shown in the bar chart, the Fund's highest return in any calendar quarter was ____% (___ quarter ___) and its lowest quarterly return was ____% (___quarter ___). Past performance offers no indication of how the Fund will perform in the future.

PERFORMANCE FOR PERIOD ENDED DECEMBER 31, 1999

AVERAGE ANNUAL RETURNS

-------------------------------------------------------------- ------------------------- -------------------------- ----------------
                                                                                                                    Since Inception
                                                                                                                    (September 16,
                                                               1 year                    5 years                    1993) (1)
-------------------------------------------------------------- ------------------------- -------------------------- ----------------
Asset Management--Premier Class                                 13.18%                    19.52%                     14.78%
-------------------------------------------------------------- ------------------------- -------------------------- ----------------
        S&P 500 Index                                           21.04%                    28.56%                     22.96%
-------------------------------------------------------------- ------------------------- -------------------------- ----------------
        Salomon Broad Investment Grade Bond Index               -0.83%                     7.74%                      5.66%
-------------------------------------------------------------- ------------------------- -------------------------- ----------------
        Asset Allocation Index--Long Range(2)                   11.52%                    18.77%                     15.05%
-------------------------------------------------------------- ------------------------- -------------------------- ----------------

(1) The Indices' returns are calculated from September 30, 1993.

(2) The Asset Allocation Index -- Long Range is a blend of several indexes: 55% S&P 500 Index, 35% Salomon Broad Investment Grade Bond Index, and 10% U.S. Treasury Bill 3-Month Index.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in each Fund. Each example assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare each Fund's expense history with other funds.(1) The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

(1) Information on the annual operating expenses reflects the estimated expenses of both the Fund and the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

(2) The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of March 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed 0.60%.

(3) For the first year, the expense example takes into account fee waivers and reimbursements.


ANNUAL FEES AND EXPENSES

--------------------------------------------- ---------------------------
                                              Percentage of average
                                              Daily Net Assets(1)
--------------------------------------------- ---------------------------
Management Fees                                         0.65%
--------------------------------------------- ---------------------------
Distribution and Service (12b-1) Fees                    None
--------------------------------------------- ---------------------------
Other Fund Operating Expenses                             %
--------------------------------------------- ---------------------------
Total Fund Operating Expenses                             %
--------------------------------------------- ---------------------------
Less: Fee Waiver or Expense Reimbursement2                %(2)
--------------------------------------------- ---------------------------
Net Expenses                                            0.60%
--------------------------------------------- ---------------------------

Expense Example(3)

----------------- ------------- ------------- -----------
1 year            3 years       5 years       10 years
----------------- ------------- ------------- -----------

A DETAILED LOOK
AT ASSET MANAGEMENT--PREMIER CLASS

OBJECTIVE

The Asset Management--Premier Class seeks high total return with reduced risk over the long term.

While we give priority to seeking the Fund's objective, we cannot offer any assurance of achieving its objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

STRATEGY

In seeking the Fund's objective, the investment adviser allocates the Fund's assets among three principal asset classes: stocks, bonds and short-term instruments. The investment adviser will generally allocate the largest portion of the Fund's assets to stocks, with smaller allocations to short-term instruments and bonds. This is a general guideline. The Fund's investment in each asset class fluctuates depending on the investment adviser's perception of the opportunities available among the three asset classes and the relative risks associated with such opportunities, consistent with the Fund's goal. The Fund regularly uses derivatives to increase or decrease its exposure to the various asset classes.

PRINCIPAL INVESTMENTS

Stocks. These securities include domestic and foreign equity securities of all types. The Fund's investment adviser seeks to maximize total return by assembling a portfolio of stocks that attempt to track the S&P 500 Index in terms of risk and sector allocation. The investment adviser then uses a set of quantitative measures to signal which stocks have characteristics which imply favorable returns, and then determines whether to overweight, underweight, or hold a neutral position relative to S&P 500 Index weightings. These measures have been developed over several years of fundamental research in which the investment adviser has consistently sought to identify significant market inefficiencies, and then use these imperfections to affect returns.

The Fund may also invest a portion of their assets in common stocks of companies that are the targets of publicly announced acquisitions. The selection of these investments is based on a proprietary quantitative model that provides a disciplined approach to both the timing and quantity of shares purchased. Securities in this asset class include common stocks, fixed rate preferred stocks (including convertible preferred stock), warrants, rights, depositary receipts, TBAs (to be announced) purchase commitments and other equity securities issued by companies of any size, located anywhere in the world.

Bonds. These securities include investment grade domestic and foreign fixed income securities. The investment adviser seeks to maximize total returns within the bond class by adjusting the Fund's investments in securities with different credit qualities, maturities and coupon or dividend rates, as well as by seeking securities that take advantage of differences in yields among instruments or issuers of currencies. Securities in this asset class include bonds, notes, adjustable-rate preferred stocks, convertible bonds, taxable municipal securities, mortgage-related and asset-backed securities, domestic and foreign government agency securities, zero coupon bonds, Rule 144A securities (securities whose resale is restricted), and other intermediate- and long-term securities.

FOOTNOTE: Investment grade securities are rated within the top four rating categories by a nationally recognized statistical rating organization.

FOOTNOTE: Maturity measures the time remaining until an issuer must repay a security's principal in full.

FOOTNOTE: Yield is determined by dividing the coupon rate (the interest rate a borrower agrees to pay when issuing a security) by the purchase price. The yield of a security will rise as the security's price falls and vice versa.

Short-Term Instruments. The short-term instruments in which the Fund invests include domestic and foreign securities, money market mutual funds and money market instruments. The investment adviser seeks to maximize total return within this asset class by investing in securities that take advantage of differences in yields among instruments or issuers of currencies.

The Fund may invest in:
o Short-term obligations of the U.S. or foreign governments, their agencies and instrumentalities;
o Other short-term debt securities rated within the top two rating categories by a nationally recognized statistical rating organization (or, if unrated, determined to be of similar quality by us);
o   Commercial paper;
o Bank obligations including negotiable certificates of deposit, time deposits and bankers' acceptances;
o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price; and
o   Money market mutual funds.

At the time of the Fund's investment in commercial paper, bank obligations or repurchase agreements, the issuer (or the issuer's parent) must have outstanding debt rated within the top two rating categories by a nationally recognized statistical rating organization (or, if unrated, determined to be of similar quality by us).

Derivatives. The Fund invests in various instruments commonly known as "derivatives" to increase its exposure to an asset class. The Fund primarily uses futures, options, forward currency transactions and swaps. The investment adviser may use derivatives in circumstances where the adviser believes they offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The Fund may use derivatives for leveraging, which is a way to attempt to enhance returns.

FOOTNOTE: Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.
FOOTNOTE: Futures and options on futures contracts are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.
FOOTNOTE: Forward currency transactions are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions are used as hedges and, where possible, to add to investment returns.

FOOTNOTE: A swap is a transaction where one security or characteristic of a security is swapped for another. An example is when one party trades newly issued stock for existing bonds with another party.

INVESTMENT PROCESS

The investment adviser regularly reviews the Fund's investment allocations and will vary them to favor asset classes that, in our judgment, provide the most favorable total return outlook consistent with the Fund's investment objective. In deciding how to allocate the Fund's assets, we will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns.

In managing the Fund, the investment adviser uses:

o Statistical processes including a database system to help analyze past situations and trends;
o Portfolio management professionals to determine asset allocation and to select individual securities; and
o Its own credit analysis as well as credit analysis provided by rating services to determine the quality of debt securities and short-term instruments.

The Fund employs a global asset allocation strategy which attempts to enhance returns and manage risk by responding effectively to changes in global markets using instruments including, but not limited to, futures, options and currency forwards. This strategy employs a multi-factor global asset allocation model that evaluates equity, bond, cash and currency opportunities across domestic and international markets.

In implementing the global asset allocation strategy, the Fund invests in derivatives based on any type of security or index including futures traded on foreign exchanges, such as bonds and equity indices of foreign countries. Some derivative strategies, including selling futures, buying puts and writing calls, may hedge the Fund's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase and will broaden the Fund's market exposure. Options and futures may be combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy.

The Fund may also enter into forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell futures contracts relating to foreign currencies and may purchase securities indexed to foreign currencies. Currency management strategies allow us to shift investment exposure from one currency to another or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. Successful implementation of the global asset allocation strategy depends on the investment adviser's judgment as to the potential risks and rewards of implementing the different types of strategies.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. For temporary defensive purposes, we may invest up to 100% of the Fund's assets in cash and money market instruments. To the extent we find it necessary to invest in such securities, the Fund will not be invested to meet its investment objective.

PORTFOLIO TURNOVER. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. Historically, the Fund has had a high portfolio turnover rate. High turnover can increase a Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability.

RISKS

BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INVESTING IN GENERAL, AS WELL AS THE RISKS ASSOCIATED WITH ASSET ALLOCATION FUNDS AND EACH ASSET CLASS. THE FUND'S EXPOSURE TO THE RISKS ASSOCIATED WITH EACH ASSET CLASS WILL DEPEND ON ITS CURRENT INVESTMENT ALLOCATION TO THAT CLASS.

PRIMARY RISKS

Asset Allocation Risk. Although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment adviser favors an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. If the Fund was invested primarily in stocks, it would perform poorly relative to a Fund invested primarily in bonds.

Derivative Risk. Derivatives may be more volatile and less liquid than traditional securities. Risks associated with derivatives include:
o   the derivative may not fully offset the underlying positions;
o the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
o the possibility the Fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change. For futures contracts and options on futures contracts used for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Merger Arbitrage Risk. The mergers and acquisitions marketplace can produce unforeseeable results. Merger and acquisition transactions may be renegotiated, terminated or delayed for a variety of reasons. In the event these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than anticipated.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in a Fund's portfolio will decline in value.

Interest Rate Risk. Interest rate risk is the risk that securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates decline). To address movements in interest rates, the investment adviser attempts to adjust the Fund's holdings of long- and short-term securities to reflect our expectations of changes in interest rates.

Credit Risk. Credit risk is the risk that an issuer or counterparty declines in creditworthiness or defaults, which would cause the value of the issuer's security to decline. Also, issuers may not be able to pay the interest on the securities they have issued. As a way of reducing these risks, the Fund invests only in investment-grade debt securities to provide an added level of protection when economic conditions deteriorate. In addition, we continuously monitor the financial well-being of the issuers of the securities that the Fund owns. We may sell those that show the signs of weakness that may lead to a ratings downgrade or even to default.

Foreign Investments. To the extent that the Fund holds securities based outside the United States, political, economic or social developments in foreign countries could undermine the value of a Fund's investments or prevent the Fund from realizing their full value. Different accounting and financial reporting standards, or less stringent enforcement of these standards, could convey incomplete, inaccurate or misleading information about a Fund investment. The use of derivatives in foreign markets also involves additional risks.

Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities and, thus, the U.S. dollar amount of income or gain received on these securities. We seek to minimize this risk by actively managing the currency exposure of the Fund. There is no guarantee that these currency management activities will work and they could cause losses to the Fund.

Secondary Risks

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. As investment adviser, Bankers Trust makes the Fund's investment decisions and assumes responsibility for the securities the Fund owns. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. Bankers Trust received a fee of 0.65% of the Fund's average daily net assets for its services in the last fiscal year.

As of December 31, 1999, the adviser had total assets under management of approximately $270 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

At the special meeting of shareholders held in 1999, shareholders of the Fund approved a new investment advisory agreement with Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). The new investment advisory agreement may be implemented within two years of the date of the special meeting upon approval of a majority of the members of the Board of Trustees who are not "interested persons," generally referred to as independent trustees. Shareholders of the Fund also approved a new sub-investment advisory agreement among each Fund's portfolio, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the independent trustees, within two years of the date of the special meeting. Under the new investment advisory agreements and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the advisory agreement with Bankers Trust.

Deutsche Asset Management, Inc. is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

PORTFOLIO MANAGERS. The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments.

JANET CAMPAGNA

         o    Managing Director and Lead Manager of the master portfolios.
         o    Head of Global and Tactical Asset Allocation.
         o Joined the adviser in 1999 and began managing the master portfolio in 2000.
         o Investment Strategist and Manager of the Asset Allocation Strategies Group for Barclays Global Investors from 1994 to 1999.
         o    Over nine years of investment industry experience.
         o Bachelor's degree in Economics from Northeastern University; Master's degree in Social Science from California Institute of Technology and Ph. D in Political Science from University of California at Irvine.

ROBERT WANG

         o    Director and Co-Manager of the master portfolio.
         o Joined the adviser in 1995 and began managing the master portfolio in 2000.
         o    Fixed income trader for J.P. Morgan from 1982 to 1995.
         o    Over 16 years of investment industry experience.
         o Bachelor's degree in Economics from the Wharton School at the University of Pennsylvania.

OTHER SERVICES. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o   keeping accurate, up-to-date records for your individual Fund account;
o   implementing any changes you wish to make in your account information;
o   processing your requests for cash dividends and distributions from the Fund;
o answering your questions on the Fund's investment performance or administration;
o   sending proxy reports and updated prospectus information to you; and
o   collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust. Service agents may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement investment reporting.

ORGANIZATIONAL STRUCTURE. The Fund is "feeder fund" that invests all of its assets in a "master portfolio," the Asset Management Portfolio. The Fund and its master portfolio have the same goal. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business.

The formula calls for deducting all of the Fund's liabilities from the total value of its assets -- the market value of the securities it holds, plus its cash reserves -- and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

FOOTNOTE: The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

Dividends, if any, are paid quarterly. Capital gains will be distributed at least annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

Transaction                                     Tax Status
--------------------------------------------------------------------------------
Income dividends                                Ordinary income
Short-term capital gains distributions          Ordinary income
Long-term capital gains distributions           Capital gains

Every year your Fund will send you information on the distributions for the previous year. In addition, if you sell your Fund shares you may have a capital gain or loss.


Transaction                              Tax Status
--------------------------------------------------------------------------------
Your sale of shares owned more           Capital gains or
   than one year                         Losses
Your sale of shares owned                Gains treated as
   for one year or less                  ordinary income; losses subject
                                         to special rules.

The tax considerations for tax deferred accounts or non-taxable entities will be different. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

BUYING AND SELLING FUND SHARES
CONTACTING THE MUTUAL FUND SERVICE CENTER OF DEUTSCHE ASSET MANAGEMENT

By Phone                            1-800-730-1313

By Mail                             Deutsche Asset Management Service Center
                                    P.O. Box 219210
                                    Kansas City, MO 64121-9210

By Overnight Mail                   Deutsche Asset Management Service Center
                                    210 West 10th Street, 8th floor
                                    Kansas City, MO 64105-1716

OUR REPRESENTATIVES ARE AVAILABLE TO ASSIST YOU PERSONALLY MONDAY THROUGH FRIDAY, 9:00 A.M. TO 7:00 P.M., EASTERN TIME EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS. YOU CAN REACH THE DEUTSCHE ASSET MANAGEMENT SERVICE CENTER'S AUTOMATED ASSISTANCE LINE 24 HOURS A DAY, 7 DAYS A WEEK.

You can purchase or redeem shares in a Fund by mail, wire transfer or through an authorized broker or financial advisor. Contact your broker or financial advisor for details. You may also call the Deutsche Asset Management Service Center at 1-800-730-1313.

MINIMUM ACCOUNT INVESTMENTS

To open an account                     $5 million
To add to an account                   $100,000
Minimum account balance                $1 million

Shares of the Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank A.G., any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank A.G. or any of its affiliates or subsidiaries, their spouses and minor children. The Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.

HOW TO OPEN YOUR FUND ACCOUNT

By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Deutsche Asset Management Service Center.) Mail the completed application along with a check payable to Asset Management--Premier Class--1682 to the Deutsche Asset Management Service Center. The addresses are shown under "Contacting the Mutual Fund Service Center of Deutsche Asset Management"
By Wire: Call the Deutsche Asset Management Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

TWO WAYS TO BUY AND SELL SHARES IN YOUR ACCOUNT

MAIL:

Buying: Send your check, payable to the Fund, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "Contacting the Mutual Fund Service Center of Deutsche Asset Management." Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1 million invested in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:
Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

Routing No.:               021001033
Attn:                      Deutsche Asset Management/ Mutual Funds
DDA No.:                   00-226-296
FBO:                      (Account name)
                          (Account number)
Credit:                   Asset Management--Premier Class--1682


Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES.

o You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Deutsche Asset Management Service Center. It is then your service agent's responsibility to transmit the order to the Deutsche Asset Management Service Center. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.
o You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.
o After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.
o We accept payment for shares only in U.S. dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. We do not accept starter or third-party checks.
o The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.
o   We process all sales orders free of charge.
o Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but no later than seven days.
o We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.
o If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Deutsche Asset Management Service Center for more information.
o We remit proceeds from the sale of shares in U.S. dollars (unless the redemption is so large that it is made "in-kind").
o   We do not issue share certificates.
o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.
o During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.
o We reserve the right to reject purchases of Fund shares (including exchanges) for any reason. We will reject the purchases if we conclude that the purchaser may be investing only for the short-term or to profit from day to day fluctuations in the Fund's share price.
o We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.
o Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive monthly statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.
o Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management mutual fund up to four times a year (from the date of your first exchange). When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may complete exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

   PLEASE NOTE THE FOLLOWING CONDITIONS:

o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.
o You may make the exchange by phone, if your account has the exchange by phone feature, letter or wire.
o If you are maintaining a taxable account, you may have to pay taxes on the exchange.

The tables below provide a picture of each Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Financial Highlights

                                                                        For the Years Ended March  31,
                                                          1999            1998           1997           1996           1995
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Per Share Operating Performance:
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Net Asset Value, Beginning of Period
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Income from Investment Operations
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Net Investment Income
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Net Realized and  Unrealized  Gain on
               Investment and Futures Transactions
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Total from Investment Operations
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Distributions to Shareholders
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Net Investment Income
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Net  Realized  Gains from  Investment
               and Futures Transactions
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               In Excess of Net Realized Gain
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Total Distributions
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Net Asset Value, End of Period
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Total Investment Return
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
Supplemental Data and Ratios:
----------------------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Net  Assets,   End  of  Period  (000s
               omitted)
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Ratios to Average Net Assets:
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Net Investment Income
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Expenses  After  Waivers,   Including
               Expenses  of  the  Asset   Management
               Portfolio III
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Expenses  Before  Waivers,  Including
               Expenses  of  the  Asset   Management
               Portfolio III
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Decrease  Reflected in Above  Expense
               Ratio   Due  to   Fees   Waivers   or
               Expenses Reimbursements
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------
               Portfolio Turnover Rate
-------------- -------------------------------------- -------------- --------------- ------------- ---------------- ------------

                       This page intentionally left blank.

[BACK COVER]

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                               Deutsche Asset Management Service Center
                               P.O. Box 219210
                               Kansas City, MO 64121-9210
or call our toll-free number:
                               1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


Asset Management--Premier Class                     CUSIP#055847404
BT PYRAMID MUTUAL FUNDS                             811-6576

Distributed by:
ICC Distributors, Inc.

                                             STATEMENT OF ADDITIONAL INFORMATION


                                                                   June 30, 2000


BT Pyramid Mutual Funds


Asset Management--Premier Class
formerly BT Institutional Asset Management Fund



BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates only to the Asset Management--Premier Class (the "Fund"). The Fund seeks high total return with reduced risk over the long term by allocating investments among stocks, bonds and short-term instruments.


As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing all the investable assets ("Assets") of the Fund in the Asset Management Portfolio, (the "Portfolio"), an open-end management investment company having the same investment objective as the Fund.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's investment adviser ("Adviser"), and to clients and customers of other organizations.


The Trust's Prospectus for the Fund is dated June 30, 2000, and provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of a Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Trust's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended March 31, 2000, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated March 31, 2000. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.

                              BANKERS TRUST COMPANY
             Investment Adviser and Administrator of the Portfolios

                             ICC DISTRIBUTORS, INC.
                                   Distributor
                                 1-800-730-1313

                                TABLE OF CONTENTS



INVESTMENT OBJECTIVE AND POLICIES..........................................1
       Investment Objective................................................1
       Currency Management................................................10
       Futures Contracts and Options on Futures Contracts.................14
       Additional Investment Techniques and Risks.........................20
       Rating Services....................................................23
       Investment Restrictions............................................24
       Portfolio Transactions and Brokerage Commissions...................27
PERFORMANCE INFORMATION...................................................29
       Comparison of Fund Performance.....................................31
       Economic and Market Information....................................33
VALUATION OF SECURITIES...................................................33
       Redemptions and Purchases In Kind..................................33
       Trading in Foreign Securities......................................35
MANAGEMENT OF THE TRUST AND PORTFOLIO.....................................36
       Trustees of the Portfolio..........................................
       Officers of the Trust and Portfolio................................
       Trustee Compensation Table.........................................
       Investment Adviser.................................................41
       Administrator......................................................42
       Banking Regulatory Matters.........................................43
       Counsel and Independent Accountants................................44
ORGANIZATION OF THE TRUST.................................................44
TAXATION..................................................................45
       Taxation of the Fund...............................................45
       Distributions......................................................45
       Taxation of the Portfolio..........................................45
       Foreign Withholding Taxes..........................................45
       Backup Withholding.................................................45
       Foreign Shareholders...............................................46
       Other Taxation.....................................................46
FINANCIAL STATEMENTS......................................................46
APPENDIX..................................................................47

                        INVESTMENT OBJECTIVE AND POLICIES

                              Investment Objective

The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               Investment Policies

The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

HIGH YIELD BONDS. No more than 5% of the Portfolio's net assets (at the time of investment) may be invested in lower rated (BB/Ba or lower), high yield bonds. The Portfolio may retain any bond whose rating drops below investment grade if it is in the best interest of the respective Fund's shareholders. Securities rated BB/Ba by a Nationally Recognized Statistical Rating Organization ("NRSRO") are considered to have speculative characteristics. See the Appendix for further information on these securities.

FOREIGN INVESTMENTS. The Portfolio focuses on U.S. investment opportunities, but may invest a portion of its assets in foreign securities. The Portfolio will not invest more than 25% of its total assets in equity securities of foreign issuers under normal conditions. The Portfolio also will not invest more than 25% of its total assets in each of the bond and short-term classes in foreign currencies. Foreign securities of all types will normally constitute less than 50% of the Portfolio's assets.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the currencies, but are subject to the same risks as the foreign securities to which they relate.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the Investment Company Act of 1940, as amended (the "1940 Act"), will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix.

TBA PURCHASE COMMITMENTS. The Portfolio may enter into TBA purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expenses and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, The Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

LENDING OF PORTFOLIO SECURITIES. The Portfolio has the authority to lend up to 30% of its assets (taken at market value) to brokers, dealers and other financial organizations. The Portfolio will not lend securities to the Adviser, ICC Distributors or their affiliates. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least

100% collateral consisting of cash, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by letter of credit at least equal to the market value of the securities loaned plus accrued interest from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio identifies on its books cash or liquid securities in an amount at least equal to these commitments.

SHORT SALES. The Portfolio may engage in short sales with respect to securities that it owns or has the right to obtain (for example, through conversion of a convertible bond). These transactions, known as short sales "against the box," allow the Portfolio to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

INDEXED SECURITIES. The Portfolio may invest in indexed securities whose value depends on the price of foreign currencies, securities indices or other financial values or statistics. Examples include debt securities whose value at maturity is determined by reference to the relative prices of various currencies or to the price of a stock index. These securities may be positively or negatively indexed; that is, their value may increase or decrease if the underlying instrument appreciates.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price. In the event of the bankruptcy of the other party to a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or selling securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. In all cases, the Adviser must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

ZERO COUPON DEBT SECURITIES. Zero coupon debt securities do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

GOVERNMENT SECURITIES. Government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. Treasury bonds, notes and bills and certain agency securities, such as those issued by the Federal Housing Administration, are backed by the full faith and credit of the U.S. government and are the highest quality government securities. The Portfolio may also invest a substantial portion of its portfolio in securities issued by government agencies or instrumentalities (such as executive departments of the U.S. government or independent Federal organizations supervised by Congress), which may have different degrees of government backing but which are not backed by the full faith and credit of the U.S. government. There is no guarantee that the government will support these types of securities, and therefore they involve more risk than other government obligations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the investor. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. When a mortgage in the underlying pool is prepaid, an unscheduled principal prepayment is passed through to the investor. This principal is returned to the investor at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the Federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are pass-through securities collateralized by mortgages or mortgage backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities.

ASSET-BACKED SECURITIES. Asset-backed securities consist of undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate-holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate-holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to pre-payments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a discount, its total return would be increased by prepayments.

SWAP AGREEMENTS. The Portfolio may enter into swap agreements which are contracts entered into by two parties, primarily institutional investors, for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by assets identified on the Portfolio's books consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio's portfolio.

Whether the use of swap agreements will be successful in furthering the Portfolio's investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Portfolio will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Portfolio will enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolios by the Internal Revenue Code of 1986, as amended (the "Code") may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counter-party. This risk will be mitigated by investing the Portfolio in the specific asset for which it is obligated to pay a return.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (the "CFTC") effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have asset exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a "safe harbor" for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (i) have individually tailored terms; (ii) lack exchange style offset and the use of a clearing organization or margin system; (iii) are undertaken in conjunction with a line of business; and (iv) are not marketed to the public.

OPTIONS ON SECURITIES. The Portfolio may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period.

The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be identified on the Portfolio's books.

The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Portfolio has adopted certain other non-fundamental policies concerning option transactions which are discussed below.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may engage in over-the-counter ("OTC") options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

The Portfolio intends to treat OTC options purchased and the assets used to "cover" OTC options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the SAI.

OPTIONS ON SECURITIES INDICES. The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised. Such options will be used for the purposes described above under "Options on Securities."

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                               CURRENCY MANAGEMENT

GENERAL. In connection with the Portfolio's investments denominated in foreign currencies, the Adviser may choose to utilize a variety of currency management strategies. The Adviser seeks to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide to U.S. investors. In doing so, the Adviser will consider such factors as the outlook for currency relationships, current and anticipated interest rates, levels of inflation within various countries, prospects for relative economic growth, and government policies influencing currency exchange rates and business conditions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sales proceeds in currencies other than the U.S. dollar, the Portfolios from time to time may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contact generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position or an anticipated investment position. Since consideration of the prospect for currency parties will be incorporated into the Adviser's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Portfolio to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlation's between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write covered put and call options and purchase put call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the even of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition the Portfolio may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets identified on the Portfolio's books until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case with forward contracts, certain options on foreign currencies are traded over the counter and involve liquidity and credit risks which may not be present in the case of exchange traded currency options. The Portfolio's ability to terminate OTC options will be more limited than with exchange traded options. It is also possible that broker dealers participating in OTC options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC options and assets used to cover written OTC options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

The Portfolio may purchase options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration identified on the Portfolio's books) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. government securities and other high quality liquid debt securities and identified on the Portfolio's books.

The Portfolio also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by identifying on the Portfolio's books cash or U.S. government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars priced daily.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL. The Portfolio may buy and sell options and futures to manage its exposure to changing interest rates, security prices and currency exchange rates, and as an efficient means of managing allocations between asset classes. The Portfolio may invest in options and futures, based on any type of security or index related to the Portfolio's investments, including options and futures traded on foreign exchanges.

Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Portfolios' investments against price fluctuations. Other strategies, including buying futures, including buying futures, writing puts, and buying calls, tends to increase market exposure. Options and futures may be combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy.

The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The Portfolio may not purchase or sell a futures contract or option thereon if, immediately thereafter, its margin deposits on its outstanding futures contracts (other than futures contracts entered into for bona fide hedging purposes) and premiums paid for options thereon would exceed 5% of the market value of the Portfolio's total assets.

FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.


At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.


At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of the Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

FUTURES CONTRACTS ON SECURITIES INDICES. The Portfolio may enter into contracts providing for the marketing and acceptance of a cash settlement based upon changes in the value of an index of securities ("futures contacts"). This investment technique may be used to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio or as an efficient means of managing allocation between asset classes. A futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, a futures contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Futures contracts do involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contact had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under futures contracts written for the Portfolio.

OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The Portfolio may invest in options on such futures contracts for similar purposes. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

ASSET COVERAGE. To reduce the leverage created by the Portfolio's use of futures and related options, as well as when-issued and delayed delivery securities and foreign currency exchange transactions, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by identifying on the Portfolio's books liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counter-party default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

                   ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the 1940 Act, that is, the Portfolio may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. The Portfolio may be permitted to exceed these limitations by an exemptive order of the SEC. It should be noted that investment companies incur certain expenses such as management, custodian, and transfer agency fees, and therefore any investment by the Portfolio in shares of other investment companies would be subject to such duplicate expenses.

other investment techniques. The Portfolio may also utilize the following investments and investment practices: repurchase agreements, zero coupon debt securities, government securities, mortgage backed securities, collateralized mortgage obligations, asset-backed securities and foreign investments. See "Additional Information" herein for further information.

RISKS OF INVESTING IN FOREIGN SECURITIES. The investment in foreign securities may involve additional risks. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and securities trading practices abroad may offer less protection to investors such as the Portfolio. The value of such instruments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Foreign securities may be less liquid or more volatile than domestic investments. The Adviser considers these factors in making investments for the Portfolio and limits the amount of the Portfolio's assets that may be invested in foreign securities to 25% of its total assets for each asset class and to less than 50% for all classes under normal conditions. However, within the Portfolio's limitations, investments in any one country or currency are not restricted.

DERIVATIVES. The Portfolio may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. The Portfolio may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities and for traditional hedging purposes to attempt to protect the Portfolio from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes. The use of derivatives may result in some leverage. The Portfolio will limit the leverage created by its use of derivative for investment purposes by "covering" such positions as required by the SEC. The Adviser may use derivatives in circumstances where the Adviser believes they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

The Portfolio's investment in options, futures or forward contracts, and similar strategies depend on the Adviser's judgment as to the potential risks and rewards of different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Adviser applies a hedge at an inappropriate time or judges price trends incorrectly, options and futures strategies may lower the Portfolio's return. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Portfolio in the event of default by the other party to the contract. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Further descriptions of a number of investment and investment techniques available to the Portfolios, including foreign investments and the use of option and futures and other investment techniques which may be considered "derivatives", and certain risks associated with these investments and techniques are included under "Additional Information" herein.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. Unlike other open-end management companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in its Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to a Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sale commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences my result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting Bankers Trust at 1-800-730-1313.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Small funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro-rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds with large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolios could have effective voting control of the operation of the Portfolios. Whenever the Trust is requested to vote in matters pertaining to the Portfolio, the Trust will, except as permitted by the SEC, hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the corresponding Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

A Fund may withdraw its investments from the corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests if the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of a Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their current needs. The investment objective of the portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Funds or the Portfolios. See "Investment Objective and Policies" herein for a description of the fundamental policies of the Portfolios that cannot be changed without approval by the holders of "a majority if the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

                                 RATING SERVICES

The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Fund to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix to this SAI.

                             Investment Restrictions

The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by that Fund's shareholders.

As a matter of fundamental policy, the Portfolio (or the Fund) may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):



1. borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete the Portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below;



2. underwrite securities issued by other persons except insofar as the Portfolio (Trust or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

3. make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

5. concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's (Fund's) investment objective, up to 25% of its total assets may be invested in any one industry;

6. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

7. With respect to 75% of each Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. In order to comply with certain statutes and policies the Portfolio (or the Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):


i. borrow money (including through reverse repurchase) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;


ii. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

iii. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

iv.      invest for the purpose of exercising control or management;

v. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund) unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio
         (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

vi. invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable excluding (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which:
         (i) is not traded flat or in default as to interest or principal; and
         (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees has determined that the commercial paper is of equivalent quality and is liquid;



There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any registered investment company investing in the Portfolio is registered.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of

Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.


For the fiscal years ended March 31, 2000, 1999 and 1998, the Portfolio paid brokerage commissions in the amount of $____________, $274,483 and $205,989, respectively.

[Fund accounting--any affiliated brokerage transactions?]



                             PERFORMANCE INFORMATION

                        Standard Performance Information

The Funds' performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Lipper Flexible Funds Average, S&P 500 Index, Salomon Broad Investment Grade Bond Index, Salomon U.S. Dollar T Bill Index and various unmanaged indices (or a blended rate of several of such indices) or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a yield or total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the Funds. The "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

The Trust may provide annualized "yield" quotations for the Funds. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30 day or one month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated over a one year period and is shown as a percentage of the investment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by the corresponding Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return or yield quotations may be provided, Bankers Trust, as Adviser, Service Agent or Administrator may have voluntarily agreed to waive portions of its fees on a month to month basis. Such waivers will have the effect of increasing a Fund's net income (and therefore its total return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi annually that include the Portfolios' financial statements, including listings of investment securities held by the Portfolios at those dates. Annual reports are audited by independent accountants.

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

YIELD: Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

The Fund's 30- day SEC yield for the period ended March 31, 2000, was 3.00%.

TOTAL RETURN: The Fund's average annual total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.


For the fiscal year ended March 31, 2000, and for the period from September 16, 1993 (commencement of operations) to March 31, 2000, the average annual total returns for the Fund were 12.83%, and 14.83% (annualized), respectively.

Performance Results: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Investor's Business Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

                         ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.


                             VALUATION OF SECURITIES

                        REDEMPTIONS AND PURCHASES IN KIND


The net asset value ("NAV") per share of the Fund is calculated on each day on which the New York Stock Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NAV per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., New York time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The NAV per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued on the basis of market quotations or, if market quotations are not readily available, by a method which that Portfolio's Board of Trustees believes accurately reflects fair value.


Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that the Portfolio purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

The Trust, on behalf of the Fund, and the Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of such Portfolio, and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction
(i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's Portfolio);
(iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                          TRADING IN FOREIGN SECURITIES

Trading in foreign markets may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). In computing the net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. similarly, foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rates.

Occasionally, events that affect values an exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of the portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio require employees other than their executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Portfolio.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trust and Portfolio their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

                              TRUSTEES OF THE TRUST


CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex(1); Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930)-- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market

----------
(1) The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

Neutral Fund; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco(2). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA(2); Director, S.G. Cowen Mutual Funds(2); Director, Japan Equity Fund, Inc.(2); Director, Taiwan Equity Fund, Inc.(2) His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds(2); Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present) Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present)(3) Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present)(2). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consultant); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance

----------
(2) An investment company registered under the 1940 Act
(3) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale is a member of the Audit Committee.

                  OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

DANIEL O. HIRSCH (birth date: March 27, 1954)-- Secretary of the Trust and Portfolio Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942)-- President and Chief Executive Officer of the Trust and Portfolio Trust; President, Forum Financial Group L.L.C. and its affiliates; President, ICC Distributors, Inc.(4) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

----------
(4) Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trusts or the Portfolios. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trusts or any Portfolios for serving as an officer or Trustee of the Trusts or the Portfolios.

                           TRUSTEE COMPENSATION TABLE

------------------------------- ------------------------- ------------------- --------------------------
                                Aggregate
                                Compensation  from        Aggregate
                                Institutional             Compensation        Total Compensation from
Trustee                         Funds+                    From Portfolios**   Fund Complex***
------------------------------- ------------------------- ------------------- --------------------------
Charles P. Biggar
------------------------------- ------------------------- ------------------- --------------------------
S. Leland Dill
------------------------------- ------------------------- ------------------- --------------------------
Martin Gruber
------------------------------- ------------------------- ------------------- --------------------------
Richard J. Herring
------------------------------- ------------------------- ------------------- --------------------------
Kelvin Lancaster
------------------------------- ------------------------- ------------------- --------------------------
Bruce E. Langton
------------------------------- ------------------------- ------------------- --------------------------
Philip Saunders, Jr.
------------------------------- ------------------------- ------------------- --------------------------
Harry Van Benschoten
------------------------------- ------------------------- ------------------- --------------------------


* Information is furnished for the fiscal year ended March 31, 2000.

** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. Information is provided for the last calendar year.

*** Mr. Lancaster was a Trustee of the BT Pyramid Mutual Funds until July 23,
    1999.

As of June 1, 2000, the Trustees and officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

As of June 8, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the Fund:

                                 CODE OF ETHICS

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.


Each Fund's adviser, Bankers Trust, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.


The Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               INVESTMENT ADVISER

The Trusts have not retained the services of an investment adviser since the Trusts seek to achieve the investment objective of each of its Funds by investing all the assets of the Funds in the Portfolios. The Portfolios have retained the services of Bankers Trust as Adviser.


Bankers Trust is a wholly owned subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.


Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with brokers, dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.


Under the Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Portfolio. For the fiscal years ended March 31, 2000, 1999 and 1998, Bankers Trust earned $_________, $4,398,804, and $3,056,313, respectively for compensation of investment advisory services provided to the Portfolio. For the same periods, Bankers Trust reimbursed $_________, $1,063,602 and $731,870, respectively, to the Portfolio to cover expenses.


                                  ADMINISTRATOR

Under administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


For the fiscal years ended March 31, 2000, 1999 and 1998, Bankers Trust earned $________, $804,556 and $543,152, respectively, in compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $______, $892,881, and $605,979, respectively, to the Fund to cover expenses.

For the fiscal years ended March 31, 2000, 1999 and 1998, Bankers Trust earned $_________, $676,739 and $470,202, respectively, in compensation for administrative and other services provided to the Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                   USE OF NAME

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                           BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the investment advisory agreement and other activities for the Fund and the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, 787 7th Avenue, New York, New York 10019, serves as Counsel to the Trust and the Portfolio. PricewaterhouseCoopers, 250 West Pratt Street, Suite 21, Baltimore, Maryland 21201, have been selected as Independent Accountants for the Trust and the Portfolio.


                            ORGANIZATION OF THE TRUST

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized on February 28, 1992.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of Fund shareholders if the proposal, if made with respect to the Fund, would not require the vote of Fund shareholders as long as such action is permissible under applicable statutory and regulatory requirements. The Trust will hold a meeting of Fund shareholders for all other matters requiring a vote, and the Trust will cast all of its votes at the meeting of investors in the Portfolio in the same proportion as the votes of the Fund shareholders. Other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of July 8, 2000, the following shareholders of record owned 25% or more of the voting securities of the Fund, and therefore, may for certain purposes, be deemed to control this Fund and be able to affect the outcome of certain matters presented for a vote of the Fund's shareholders:

                                    TAXATION

                              TAXATION OF THE FUND

The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains and therefore does not anticipate incurring a Federal income tax liability.

                                  DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions. Shareholders should consult their own tax adviser concerning the application of Federal, state and local taxes to the distributions they receive from the Fund.

                            TAXATION OF THE PORTFOLIO

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                            FOREIGN WITHHOLDING TAXES

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               BACKUP WITHHOLDING

The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                              FOREIGN SHAREHOLDERS

The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                 OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.


                              FINANCIAL STATEMENTS


The financial statements for the Fund and the Portfolio for the fiscal year ended March 31, 2000, are incorporated herein by reference to the Annual Report to shareholders of the Fund dated March 31, 2000 (File Nos. 33-45973 and 811-06576). A copy of the Annual Report may be obtained without charge by contacting the Fund.

                                    APPENDIX

                        BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of the securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

            MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            MOODY'S INVESTORS SERVICE, INC.'S SHORT-TERM DEBT RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

         o     Leading market positions in well established industries.

         o     High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            Standard & Poor's Ratings Group's Corporate Bond Ratings Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NY: Bonds may lack a S&P's rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P's does not rate a particular type of obligation as a matter of policy.

           STANDARD & POOR'S RATINGS GROUP'S COMMERCIAL PAPER RATINGS
A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1 ".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                   FITCH INVESTORS SERVICE, INC. BOND RATINGS

 INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

                          FITCH INVESTORS SERVICE, INC.
SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1 " categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

                           DUFF & PHELPS BOND RATINGS
INVESTMENT GRADE

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, and AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, and A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

HIGH YIELD GRADE

BB+, BB, and BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, and B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior position in the capital structure. Structured financings are also rated on this scale.

               DUFF & PHELPS PAPER/CERTIFICATES OF DEPOSIT RATINGS

CATEGORY 1: TOP GRADE

Duff 1 plus: Highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1 minus: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

CATEGORY 2: GOOD GRADE

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

CATEGORY 3: SATISFACTORY GRADE

Duff 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless timely payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

---------------------------------

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated bonds. The Fund is dependent on the investment adviser's or investment sub-adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Note:

(1) The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund's fiscal year end.

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  APRIL 30, 2000

INVESTMENT ADVISER OF THE PORTFOLIO
ADMINISTRATOR OF THE FUND AND PORTFOLIO
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

DISTRIBUTOR
ICC DISTRIBUTORS, INC.

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

COUNSEL
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer



CUSIP #055847404

STA482400 (6/00)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)      Declaration of Trust of the Trust; 1
         (i) Twelfth Amended and Restated Establishment and Designation of Series; 14
(b)      By-Laws of the Trust; 1
(c)      Instruments Defining Rights of Security Holders; 3
(d)      Investment Advisory Agreement dated June 4, 1999; 13
(e)      Distribution Agreement; 4
(f)      Bonus/Profit Sharing Contracts - Not Applicable;
(g)      Custodian Agreement between Registrant and Bankers Trust Company; 5
         (i) Amendment #1 to Exhibit A to the Custodian Agreement between the Registrant and Bankers Trust Company; 6
         (ii) Cash Services Agreement between the Registrant and Bankers Trust Company; 7
(h)      Administration and Services Agreement; 8
         (i)        Exhibit D to Administration and Services Agreement; 4
         (ii) Amended and Restated Shareholder Services Plan for BT PreservationPlus Fund; 4
         (iii) Agreement to Provide Shareholder Services for BT PreservationPlus Fund; 4
         (iv) Expense Limitation Agreement dated September 30, 1999 on behalf of Equity Appreciation Fund and
                    PreservationPlus Fund; 13
         (v) Expense Limitation Agreement dated December 31, 1999, on behalf of BT Investment Money Market and BT Investment Equity 500 Index Funds; 14
         (vi)       Expense Limitation Agreement dated December 31, 1999,
                    on behalf of BT Institutional Asset Management
                    Fund; filed herewith
(i)      Other Opinions -- Not applicable;
(j)      Consent of Independent Accountants - Not applicable;
(k)      Omitted Financial Statements - Not Applicable;
(l)      Investment representation letters of initial shareholders of the
         Trust; 9
(m)      Rule 12b-1 Plans - Not applicable;
(n)      Financial Data Schedules - Not applicable;
(o)      Rule 18f-3 Plan (Multiple Class Expense Allocation); 2
         (i)        Revised Multiple Class Expense Allocation Plan; 6
-----------------------------------
1. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 25, 1997.
3.       Incorporated by reference to Section 6.2 of Registrant's Declaration of
         Trust.
4. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement as filed with the Commission on November 24, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement as filed with the Commission July 1, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.
9. Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.
10. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement as filed with the Commission on April 30, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement as filed with the Commission on May 28, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement as filed with the Commission on January 31, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement as filed with the Commission on April 30, 2000.

ITEM 24.          Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement as filed with the Commission on April 30, 1996.

ITEM 26.  Business and Other Connections of Investment Adviser.

Bankers Trust Company ("Bankers Trust") serves as investment adviser to the Portfolios. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Deutsche Bank A.G. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market.

To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Deutsche Bank A.G. and its affiliates or subsidiaries. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who, to our knowledge as of April 25, 2000, are engaged in any other business, profession, vocation or employment of a substantial nature.

Josef Ackermann
Member, Board of Managing Directors, Deutsche Bank AG; Chairman of the Board and Chief Executive Officer, Bankers Trust Corporation; Chairman of the Board and Chief Executive Officer, Bankers Trust Company; Chairman of the Supervisory Board, Deutsche Bank Luxembourg, S.A.; Supervisory Board Memberships in: EUREX Frankfurt AG; EUREX Zurich AG; Linde AG, Stora Enso Oyj and Mannesmann AG; Director, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Hans Angermueller
"Of Counsel", Shearman & Sterling; Director, Bankers Trust Corporation; Director, Bankers Trust Company. Address: Shearman & Sterling, 599 Lexington Avenue, Suite 1414, New York, New York 10022-6069.

George B. Beitzel
Private Investor; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Directorships in: Bitstream, Inc.; Computer Task Group, Inc.; and Staff Leasing Inc. Address: 29 King Street, Chappaqua, New York 10514-3432.

Yves de Balman
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc; Director, Aerospatiale Matra; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: 130 Liberty Street, New York, New York 10006.

William R. Howell
Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Corporation; Director, Bankers Trust Company; Director, Exxon Mobil Corporation; Warner-Lambert Company; Halliburton Company; Williams, Inc.; Central and South West Corporation. Adddress: 6501 Legacy Drive, Plano, Texas 75054-3698.

Hermann-Josef Lamberti
Executive Vice President, Deutsche Bank AG; Director and Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust Company; Board memberships: Euroclear plc (London); Euroclear sc. (Brussels); and The Clearinghouse Interbank Payments Co. L.L.C. Supervisory Board Memberships in: GZS (Frankfurt) and the European Transaction Bank (e.t.b.). Director, Deutsche Bank Americas Holding Corp.
Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Troland S. Link
General Counsel of Deutsche Bank North America; General Counsel, Bankers Trust Corporation; Managing Director and General Counsel, Bankers Trust Company.
Address: 1301 Sixth Avenue - Fl.8, New York, NY 10019.

Rodney A. McLauchlan
Executive Vice President, Bankers Trust Company; Executive Vice President, Bankers Trust Corporation. Address: 31 West 52nd Street, Fl.28, New York, NY 10019.

John A. Ross
Chief Executive Officer of the Americas, Deutsche Bank AG; President and Director, Bankers Trust Corporation; President and Director, Bankers Trust Company; President, Director and Chief Executive Officer, Taunus Corporation and DB U.S. Financial Markets Holding Corporation; President and Chief Executive Officer, Deutsche Bank Americas Holding Corp.; Director, Deutsche Bank Securities Inc.and DB Alex. Brown LLC. Address: Deutsche Bank, 31 West 52nd Street, FL. 28, New York, New York 10019.

Ronaldo H. Schmitz

Member of the Group Board, Deutsche Bank AG, Director, Bankers Trust Corporation; Director, Bankers Trust Company; Non-executive Director, Bertelsmann AG, Glaxo Wellcome plc, Rohm & Haas Co. and INSEAD - Paris, France; Director, Deutsche Bank Americas Holding Corp. Address: Deutsche Bank AG, Taunusanlage 12, 60325 Frankfurt am Main, Germany.

Mayo A. Shattuck III
Co-Chairman and Co-Chief Executive Officer, DB Alex. Brown LLC; Vice Chairman, Bankers Trust Corporation; Director, Bankers Trust International, plc, Alex. Brown & Sons Holdings Limited, Alex. Brown & Sons Limited, Alex. Brown Asset Management, Inc., Alex. Brown Capital Advisory, Incorporated and Investment Company Capital Corporation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc.; Director and President - AB Administrative Partner, Inc., ABFS I Incorporated, ABS Leasing Services Company, ABS MB Ltd., Alex. Brown Financial Corporation, Alex. Brown Financial Services Incorporated, Alex. Brown Investments Incorporated, Alex. Brown Management Services Inc. and Alex. Brown Mortgage Capital Corporation; and Director and Vice President, Alex. Brown & Sons Holdings Limited; Director, Constellation Holdings; President, South Street Aviation; Co-Chairman and Co-Chief Executive Officer, Deutsche Bank Securities Inc. Address: One South Street, Fl.30 Baltimore, MD 21202.

Item 27. Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolio, BT Alex. Brown Cash Reserve Fund, Flag Investors Communications Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Funds, Inc. (formerly known as Deutsche Portfolios, Inc.), Morgan Grenfell Investment Trust, DP Trust, The Glenmede Funds, Inc. and The Glenmede Portfolios.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

Name and                    Positions and                      Positions and
Principal Business          Offices with                       Offices with
Address                     Distributor                        Registrant

John A. Keffer              President                          None
Ronald H. Hirsch            Treasurer                          None
David I. Goldstein          Secretary                          None
Benjamin L. Niles           Vice President                     None
Marc D. Keffer              Assistant Secretary                None
Nanette K. Chern            Chief Compliance Officer           None
Frederick Skillin           Assistant Treasurer                None

(c)      None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                             Deutsche Asset Management
(Registrant)                                     One South Street
                                                 Baltimore, MD  21202

Bankers Trust Company:                           130 Liberty Street
(Custodian, Investment Adviser                   New York, NY 10006
and Administrator)

Investors Fiduciary                              127 West 10th Street,
Trust Company:                                   Kansas City, MO 64105.

ICC Distributors, Inc.:                          Two Portland Square
(Distributor)                                    Portland, ME 04101

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT PYRAMID MUTUAL FUNDS, has duly caused this Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 1st day of May, 2000.

                             BT PYRAMID MUTUAL FUNDS

                                    By:
                                            Daniel O. Hirsch, Secretary
                                            May 1, 2000

        Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 33 to the Registrant's Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                TITLE                        DATE

By:                                 Secretary                    May 1, 2000
        Daniel O. Hirsch            (Attorney in Fact
                                    For the Persons Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ CHARLES A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/CHARLES P. BIGGAR *              Trustee
Charles P. Biggar

/s/S. LELAND DILL*                  Trustee
S. Leland Dill

/s/MARTIN J. GRUBER*                Trustee
Martin J. Gruber

/s/RICHARD T. HALE*                 Trustee
Richard T. Hale

/s/RICHARD R. HERRING*              Trustee
Richard R. Herring

/s/BRUCE E. LANGTON*                Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Kelvin J. Lancaster

/s/HARRY VAN BENSCHOTEN*            Trustee
Harry Van Benschoten

 *By Power of Attorney - filed herewith.

                                   SIGNATURES

         ASSET MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 1st day of May, 2000.

                           ASSET MANAGEMENT PORTFOLIO

                                    By:
                                            Daniel O. Hirsch, Secretary
                                            May 1, 2000

This Post-Effective Amendment No. 33 to the Registration Statement of BT Pyramid Mutual Funds has been signed below by the following persons in the capacities indicated with respect to ASSET MANAGEMENT PORTFOLIO.

NAME                                 TITLE                          DATE

By:                                 Secretary                       May 1, 2000
        Daniel O. Hirsch            (Attorney in Fact
                                    For the Persons Listed Below)

/s/ John Y. Keffer*                 President and
John Y. Keffer                      Chief Executive Officer

/s/ CHARLES A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/CHARLES P. BIGGAR *              Trustee
Charles P. Biggar

/s/S. LELAND DILL*                  Trustee
S. Leland Dill

/s/MARTIN J. GRUBER*                Trustee
Martin J. Gruber

/s/RICHARD T. HALE*                 Trustee
Richard T. Hale

/s/RICHARD R. HERRING*              Trustee
Richard R. Herring

/s/BRUCE E. LANGTON*                Trustee

Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Kelvin J. Lancaster

/s/HARRY VAN BENSCHOTEN*            Trustee
Harry Van Benschoten

*By Power of Attorney - filed herewith.

                                POWER OF ATTORNEY

        This Power of Attorney will be contingent upon the election of the Trustee nominees at the Special Shareholder Meetings to be held in September and October 1999.

        The undersigned Trustees and officers, as indicated respectively below, of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, and BT Advisor Funds (each, a "Trust") and Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, Capital Appreciation Portfolio, Intermediate Tax Free Portfolio, and BT Investment Portfolios (each, a "Portfolio Trust") each hereby constitutes and appoints the Secretary, each Assistant Secretary and each authorized signatory of each Trust and each Portfolio Trust, each of them with full powers of substitution, as his true and lawful attorney-in-fact and agent to execute in his name and on his behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by a Trust or a Portfolio Trust with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust or Portfolio Trust to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned each hereby ratifies and confirms as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned each hereby revokes any Powers of Attorney previously granted with respect to any Trust or Portfolio Trust concerning the filings and actions described herein.

        IN WITNESS WHEREOF, each of the undersigned has hereunto set his hand as of the 7th day of September, 1999.

SIGNATURES                          TITLE

/s/John Y. Keffer                   President and Chief Executive Officer of
John Y. Keffer                      each Trust and Portfolio Trust

/s/Charles A. Rizzo                 Treasurer (Principal Financial and
Charles A. Rizzo                    Accounting Officer) each Trust and
        Portfolio Trust

/s/Charles P. Biggar                Trustee of each Trust and Portfolio Trust
Charles P. Biggar

/s/S. Leland Dill                   Trustee of each Trust and Portfolio Trust
S. Leland Dill

/s/Richard T. Hale                  Trustee of each Trust and Portfolio Trust
Richard T. Hale

/s/Richard J. Herring               Trustee of each Trust and Portfolio Trust
Richard J. Herring

/s/Bruce E. Langton                 Trustee of each Trust and Portfolio Trust
Bruce E. Langton

/s/Martin J. Gruber                 Trustee of each Trust and Portfolio Trust
Martin J. Gruber

/s/Philip Saunders, Jr.             Trustee of each Trust and Portfolio
Philip Saunders, Jr.                 Trust

/s/Harry Van Benschoten             Trustee of each Trust and Portfolio
Harry Van Benschoten                 Trust

                             RESOLUTION RELATING TO
                     RATIFICATION OF REGISTRATION STATEMENTS

                             (To be approved by the Boards of each Investment
            Company with a Fiscal Year End of March 31 (each, a "Trust" or a "Portfolio Trust", as applicable)

         RESOLVED,That the proper officers of the Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

         RESOLVED,That any officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

         RESOLVED,That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

         RESOLVED,That the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

         RESOLVED,That any officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and
                  (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

         RESOLVED,That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.